Property, Plant and Equipment - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Depreciation, right-of-use assets	$ 214	$ 179
Accumulated Depreciation
Property and Equipment, Net
Depreciation	571	343
Operating Expense
Property and Equipment, Net
Depreciation	571	343	$ 105
Depreciation, right-of-use assets	369	155	236
Research and development expenses
Property and Equipment, Net
Depreciation	446	270	90
General and administrative expense
Property and Equipment, Net
Depreciation	$ 125	$ 73	$ 15